SHAREHOLDERS' EQUITY (Schedule of Share Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of share options
Outstanding as of beginning of year	32,805	343,451	508,493
Granted	0	0	0
Exercised	(30,247)	(308,479)	(163,375)
Terminated	0	(667)	(667)
Forfeited	0	(1,500)	(1,000)
Outstanding as of end of year	2,558	32,805	343,451
Options exercisable as of end of year	2,558	32,805	343,451
Weighted average exercise price
Outstanding as of beginning of year	$ 15.28	$ 8.79	$ 9.58
Granted	0	0	0
Exercised	15.12	8.14	11.28
Terminated	0	9.90	9.90
Forfeited	0	4.42	4.42
Outstanding as of end of year	17.16	15.28	8.79
Options exercisable as of end of year	$ 17.16	$ 15.28	$ 8.79